EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 15.52%
232,163	American Homes 4 Rent REIT Class A	$ 7,821,572
108,329	Apartment Income Corp REIT	3,325,700
98,411	Apartment Investment & Management Co REIT Class A(a)	669,195
103,215	AvalonBay Communities Inc REIT	17,726,144
77,474	Camden Property Trust REIT	7,327,491
11,144	Centerspace REIT	671,537
63,794	Elme Communities REIT	870,150
251,706	Equity Residential REIT	14,777,659
46,792	Essex Property Trust Inc REIT	9,924,115
159,681	Independence Realty Trust Inc REIT	2,246,712
417,775	Invitation Homes Inc REIT	13,239,290
84,818	Mid-America Apartment Communities Inc REIT	10,911,836
17,264	NexPoint Residential Trust Inc REIT	555,555
219,950	UDR Inc REIT	7,845,617
		97,912,573
Diversified REITS — 14.96%
35,417	American Assets Trust Inc REIT	688,861
137,823	Broadstone Net Lease Inc REIT	1,970,869
220,732	Digital Realty Trust Inc REIT	26,712,986
55,452	EPR Properties REIT	2,303,476
68,052	Equinix Inc REIT	49,423,445
147,129	Global Net Lease Inc REIT	1,413,913
217,449	LXP Industrial Trust REIT	1,935,296
43,312	UMH Properties Inc REIT	607,234
57,888	Veris Residential Inc REIT	955,152
155,548	WP Carey Inc REIT	8,412,036
		94,423,268
Health Care REITS — 10.73%
70,244	CareTrust Inc REIT	1,440,002
17,332	Community Healthcare Trust Inc REIT	514,761
160,563	Diversified Healthcare Trust REIT	311,492
47,347	Global Medical Inc REIT	424,703
277,260	Healthcare Realty Trust Inc REIT	4,233,760
396,778	Healthpeak Properties Inc REIT	7,284,844
440,299	Medical Properties Trust Inc REIT(b)	2,399,630
30,987	National Health Investors Inc REIT	1,591,492
178,443	Omega Healthcare Investors Inc REIT	5,917,170
8,714	Universal Health Realty Income Trust REIT	352,307
292,488	Ventas Inc REIT	12,322,519
Shares		Fair Value
Health Care REITS — (continued)
377,098	Welltower Inc REIT	$ 30,891,868
		67,684,548
Hotels REITS — 3.83%
156,771	Apple Hospitality Inc REIT	2,404,867
21,568	Ashford Hospitality Trust Inc REIT(a)	51,547
37,893	Chatham Lodging Trust REIT	362,636
159,170	DiamondRock Hospitality Co REIT	1,278,135
22,181	Hersha Hospitality Trust REIT Class A	218,705
516,046	Host Hotels & Resorts Inc REIT	8,292,859
152,731	Park Hotels & Resorts Inc REIT	1,881,646
86,291	Pebblebrook Hotel Trust REIT	1,172,695
113,854	RLJ Lodging Trust REIT	1,114,631
43,297	Ryman Hospitality Properties Inc REIT	3,605,774
127,542	Service Properties Trust REIT	980,798
73,822	Summit Hotel Properties Inc REIT	428,168
156,823	Sunstone Hotel Investors Inc REIT	1,466,295
79,147	Xenia Hotels & Resorts Inc REIT	932,352
		24,191,108
Manufactured Homes REITS — 3.06%
135,232	Equity LifeStyle Properties Inc REIT	8,615,630
90,473	Sun Communities Inc REIT	10,706,575
		19,322,205
Office Property REITS — 6.09%
113,213	Alexandria Real Estate Equities Inc REIT	11,332,622
105,427	Boston Properties Inc REIT	6,270,798
129,744	Brandywine Realty Trust REIT	589,039
25,703	City Office Inc REIT	109,238
81,793	COPT Defense Properties REIT	1,949,127
110,127	Cousins Properties Inc REIT	2,243,287
118,886	Douglas Emmett Inc REIT	1,516,985
65,500	Easterly Government Properties Inc REIT	748,665
96,692	Empire State Realty Trust Inc REIT Class A	777,404
77,531	Equity Commonwealth REIT	1,424,244
79,062	Highwoods Properties Inc REIT	1,629,468
88,348	Hudson Pacific Properties Inc REIT	587,514
66,015	JBG SMITH Properties REIT	954,577
77,332	Kilroy Realty Corp REIT	2,444,464
32,410	Office Properties Income Trust REIT	132,881

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
38,231	Orion Office Inc REIT	$ 199,184
113,840	Paramount Group Inc REIT	525,941
100,949	Piedmont Office Realty Trust Inc REIT Class A	567,333
48,104	SL Green Realty Corp REIT	1,794,279
117,126	Vornado Realty Trust REIT	2,656,418
		38,453,468
Regional Malls REITS — 4.62%
152,660	Macerich Co REIT	1,665,521
237,932	Simon Property Group Inc REIT	25,703,794
78,449	Tanger Factory Outlet Centers Inc REIT	1,772,947
		29,142,262
Shopping Centers REITS — 5.41%
72,909	Acadia Realty Trust REIT	1,046,244
218,676	Brixmor Property Group Inc REIT	4,544,087
53,323	Federal Realty Investment Trust REIT	4,832,663
449,556	Kimco Realty Corp REIT	7,907,690
158,982	Kite Realty Group Trust REIT	3,405,395
48,328	NETSTREIT Corp REIT	752,950
119,122	Regency Centers Corp REIT	7,080,612
89,976	Retail Opportunity Investments Corp REIT	1,113,903
58,528	RPT Realty REIT	618,056
127,245	SITE Centers Corp REIT	1,568,931
83,534	Urban Edge Properties REIT	1,274,729
		34,145,260
Single Tenant REITS — 6.75%
69,832	Agree Realty Corp REIT	3,857,520
114,420	Essential Properties Realty Trust Inc REIT	2,474,905
67,860	Four Corners Property Trust Inc REIT	1,505,813
32,793	Getty Realty Corp REIT	909,350
132,404	NNN Inc REIT	4,679,157
515,738	Realty Income Corp REIT	25,755,955
102,455	Spirit Realty Capital Inc REIT	3,435,316
		42,618,016
Storage REITS — 9.06%
163,354	CubeSmart REIT	6,228,688
153,855	Extra Space Storage Inc REIT	18,705,690
59,078	National Storage Affiliates Trust REIT	1,875,136
115,175	Public Storage REIT	30,350,916
		57,160,430
Warehouse/Industry REITS — 17.22%
185,342	Americold Realty Trust Inc REIT	5,636,250
Shares		Fair Value
Warehouse/Industry REITS — (continued)
32,941	EastGroup Properties Inc REIT	$ 5,485,665
96,453	First Industrial Realty Trust Inc REIT	4,590,198
40,815	Industrial Logistics Properties Trust REIT	117,955
19,836	Innovative Industrial Properties Inc REIT(b)	1,500,792
26,494	Plymouth Industrial Inc REIT	555,049
671,888	Prologis Inc REIT	75,392,553
150,026	Rexford Industrial Realty Inc REIT	7,403,783
130,675	STAG Industrial Inc REIT	4,509,594
60,903	Terreno Realty Corp REIT	3,459,291
		108,651,130
TOTAL COMMON STOCK — 97.25% (Cost $675,325,827)		$613,704,268
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.94%
$6,000,000	U.S. Treasury Bills(c) 5.34%, 11/24/2023	5,953,188
Repurchase Agreements — 0.54%
995,070	Undivided interest of 0.90% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $995,070 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(d)	995,070
995,070	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $995,070 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(d)	995,070

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 391,646	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $391,646 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(d)	$ 391,646
995,070	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $995,070 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	995,070
		3,376,856
TOTAL SHORT TERM INVESTMENTS — 1.48% (Cost $9,330,044)		$9,330,044
TOTAL INVESTMENTS — 98.73% (Cost $684,655,871)		$623,034,312
OTHER ASSETS & LIABILITIES, NET — 1.27%		$8,001,756
TOTAL NET ASSETS — 100.00%		$631,036,068
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	21	USD	4,542	Dec 2023	$8,663
				Net Appreciation	$8,663
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 30 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023